Interest Income (Expense), Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Capitalized borrowing cost	$ 0	$ 0	$ 0
U.S. Treasury Bonds [Member]
Net Investment Income [Line Items]
Interest income (expense), net	3,000,000	6,000,000	6,000,000
Senior Unsecured Convertible Debt Issued on July 3, 2017 [Member]
Net Investment Income [Line Items]
Interest expense	$ 36,000,000	39,000,000	38,000,000
Issued date of senior unsecured convertible bonds	Jul. 03, 2017
Senior Unsecured Convertible Debt Issued on August 4, 2020 [Member]
Net Investment Income [Line Items]
Interest expense	$ 9,000,000
Issued date of senior unsecured convertible bonds	Aug. 04, 2020
Senior Unsecured Convertible Debt [Member]
Net Investment Income [Line Items]
Non-cash interest expense accretion of discount on liability component	$ 42,000,000	$ 37,000,000	$ 36,000,000